ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of accounts receivable

	June 30, 2021	December 31, 2020

Billed accounts receivable	$553,265	$443,806
Unbilled accounts receivable	195,959	188,029
Allowance for doubtful accounts	(43,903)	(43,903)
Total accounts receivable, net	$705,321	$587,932